GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, CO 80111

July 21, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Life & Annuity Insurance Company (“Company”)
Initial Filing, Form S-1
Registration Statement No. 333-

Dear Sir/Madam,

Enclosed for filing please find an initial Registration Statement on Form S-1 which is filed pursuant to the Securities Act of 1933 (“1933 Act”). The purpose of this filing is to register a deferred variable annuity contract with index-linked investment options and associated riders under the 1933 Act. The prospectus and a statement of additional information is also being filed on Form N-4 to register the variable component of the product.

In accordance with Rule 461 under the 1933 Act, the Registrant and GWFS Equities, Inc., the Registrant’s principal underwriter, hereby reserve the ability to orally request acceleration of the effective date of the Registration Statement. The Registrant and GWFS Equities, Inc. are aware of their respective obligations under the 1933 Act.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address and phone number included above.

Very truly yours,

By:	/s/ Adam J. Kavan
Adam J. Kavan Counsel Great-West Life & Annuity Insurance Company